Condensed Balance Sheets - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 2,306,000	$ 1,543,705	$ 2,828,431
Deposits		278,604
Restricted cash	107,000	50,000	50,000
Accounts receivable	87,000	95,063	96,092
Prepaid and other current assets	178,000	102,900	201,778
Total current assets	2,678,000	2,070,272	3,176,301
Property and equipment, net	653,000	910,981	1,765,184
Deposits			278,604
Intangible assets, net of amortization			54,102
Total noncurrent assets		910,981	2,097,890
Total assets	3,331,000	2,981,253	5,274,191
Current liabilities:
Accounts payable	1,541,000	248,589	354,437
Accrued compensation	486,000	280,730	233,918
Other accrued liabilities	329,000	30,000	78,812
Deferred revenue, current portion	438,000	1,750,000	1,187,500
Deferred rent		26,314	156,215
Convertible notes - related parties	1,458,000
Total current liabilities	4,252,000	2,335,633	2,010,882
Deferred revenue, noncurrent portion	510,000	729,167	1,604,167
Deferred rent, noncurrent portion			26,308
Warrant liability	270,000	391,361
Total noncurrent liabilities		1,120,528	1,630,475
Total liabilities	5,032,000	3,456,161	3,641,357
Stockholders' deficit:
Common stock value	9,710,000	9,710	9,559
Additional paid-in capital	7,009,000	6,913,042	6,643,780
Accumulated deficit	(120,857,000)	(116,274,661)	(109,661,406)
Total Stockholders' Deficit	(113,838,000)	(109,351,909)	(103,008,067)
Total Liabilities and Stockholders' Deficit	3,331,000	2,981,253	5,274,191
Series AA Convertible Preferred Stock
Convertible preferred stock:
Preferred stock value	7,327,166	7,327,166	7,327,166
Series BB Convertible Preferred Stock
Convertible preferred stock:
Preferred stock value	29,356,728	29,356,728	29,356,728
Series BB-1 Convertible Preferred Stock
Convertible preferred stock:
Preferred stock value	8,999,999	8,999,999	8,999,999
Series CC Convertible Preferred Stock
Convertible preferred stock:
Preferred stock value	58,175,835	58,175,835	58,175,835
Series D Convertible Preferred Stock
Convertible preferred stock:
Preferred stock value	781,173	781,173	781,173
Series E Convertible Preferred Stock
Convertible preferred stock:
Preferred stock value	4,236,100	4,236,100
Series F Convertible Preferred Stock
Convertible preferred stock:
Preferred stock value	3,260,000
Convertible Preferred Stock
Convertible preferred stock:
Preferred stock value	$ 112,137,000	$ 108,877,001	$ 104,640,901